Note 10 - Financial Instruments (Details Textual) - Foreign Exchange Contract [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Nonoperating Income (Expense) [Member]
Derivative, Gain (Loss) on Derivative, Net	$ 800,000	$ 900,000	$ 100,000
Other Current Liabilities [Member]
Derivative Liability, Current	62,000
Derivative Asset, Notional Amount	$ 6,700,000